Equity Incentive Plan Options Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.97	$ 1.89	$ 5.51
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value	$ 0	$ 1,053	$ 1,641
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	$ 0	$ 225	$ 148
Option awards maximum term	10 years